Leases - Change in Operating Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating Lease Liability [Roll Forward]
Beginning balance	$ 3,068	$ 1,415	$ 1,415
Additions to lease liabilities	6,526		2,119
Operating lease expense	91	$ 22	54
Foreign exchange differences	(366)		(48)
Payments	(830)		(472)
Ending balance	8,489		3,068
Total non-current	6,426		2,083
Total current	$ 2,063		$ 985